File  Nos. 33-87248
                                                                       811-08888
================================================================================

                       Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM N-4

Registration Statement Under the Securities Act of 1933 [ X ]



          Pre-Effective Amendment No.                   [   ]
          Post-Effective Amendment No. 5                [ X ]


Registration Statement Under the Investment Company Act of 1940



          Amendment No. 6                               [ X ]

          (check appropriate box or boxes)



                       Security Equity Separate Account 26
                           (Exact Name of Registrant)

                     Security Equity Life Insurance Company
                               (Name of Depositor)

                        84 Business Park Drive, Suite 303
                             Armonk, New York                         10504
            (Address of Depositor's Principal Executive Office)     (Zip Code)

    Depositor's Telephone Number, including Area Code: (914) 273-1290


     Name and address of Agent for Service
     Matthew P. McCauley
     General American Life Insurance Company
     700 Market Street
     St. Louis, MO 63101


     Copy to:

     Raymond A. O'Hara III
     Blazzard, Grodd & Hasenauer, P.C.
     P.O. Box  5108
     Westport, CT 06881
     (203) 226-7866



It is proposed that this filing will become effective:

[   ]     immediately upon filing pursuant to paragraph (b) of  Rule 485
[ X ]     on October 29, 1999 pursuant to paragraph (b) of Rule 485
[   ]     60 days after filing pursuant to paragraph (a)(1) of  Rule 485
[   ]     on (date) pursuant to paragraph (a)(1) of rule 485




If appropriate, check the following:

     __X__ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

   Individual Variable Annuity Contracts

                              Cross Reference Sheet
                              Pursuant to Rule 481
               Showing Location in Part A (Prospectus) and Part B
         (Statement of Additional Information) of Registration Statement
                        Information Required by Form N-4

                                     PART A



Item of Form N-4                             Prospectus Caption

1.   Cover Page. . . . . . . . . . . . . . . Cover Page
2.   Definitions . . . . . . . . . . . . . . Index of Special Terms
3.   Synopsis. . . . . . . . . . . . . . . . Highlights

4.   Condensed Financial
     Information . . . . . . . . . . . . . . Not Applicable
5.   General Description of Registrant,
     Depositor and Portfolio Companies. . .  The Company; Investment
                                             Options
6.   Deductions and Expenses. . . . . . . .  Charges and Deductions

7.   General Description of Variable
     Annuity Contracts. . . . . . . . . . .  The Annuity Contracts

8.   Annuity Period. . . . . . . . . . . . . Annuity Provisions


9.   Death Benefit . . . . . . . . . . . . . Death Benefit

10   Purchases and Contract Value. . . . . . Purchase

11.  Redemptions. . . . . . . . . . . . . .  Access to Your Money

12.  Taxes. . . . . . . . . . . . . . . . .  Taxes

13.  Legal Proceedings . . . . . . . . . . . None

14.  Table of Contents of the
     Statement of Additional
     Information . . . . . . . . . . . . . . Table of Contents of the
                                             Statement of Additional
                                             Information


                                     PART B

Item of Form N-4                             Part B Caption

15.  Cover Page. . . . . . . . . . . . . . . Cover Page
16.  Table of Contents . . . . . . . . . . . Table of Contents
17.  General Information . . . . . . . . . . Company
     and History

18.  Services. . . . . . . . . . . . . . . . Not Applicable

19.  Purchase of Securities
     Being Offered . . . . . . . . . . . . . Distribution

20.  Underwriters  . . . . . . . . . . . . . Distribution

21.  Calculation of Performance Data . . . . Performance Information
22.  Annuity Payments. . . . . . . . . . . . Annuity Provisions

23.  Financial Statements. . . . . . . . . . Financial Statements


                           PART C - OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item so numbered in Part C to this Registration Statement.

PARTS A, B AND C WERE FILED IN REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 4 TO FORM N-4 ON AUGUST 24, 1999 AND ARE INCORPORATED HEREIN BY REFERENCE.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Armonk, State of New York, on the 8th day of October, 1999.


                                             SECURITY EQUITY SEPARATE
                                             ACCOUNT 26 (REGISTRANT)


                                             By: SECURITY EQUITY LIFE INSURANCE
                                             COMPANY (for Registrant and as
                                             Depositor)




                                           By: /s/WILLIAM C. THATER
                                              -------------------------------
                                                William C. Thater
                                                President
                                                Security Equity Life
                                                Insurance Company



As required by the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in their capacities with Security Equity Life Insurance Company and on the dates indicated.


SIGNATURE                                    TITLE                    DATE

/s/WILLIAM C. THATER
-----------------------------                                         10/8/99
William C. Thater                       President
                                        (Principal Executive
                                        Officer)

/s/KARLA HUSKEY                         Controller                     10/11/99

-----------------------------
Karla Huskey

*
-----------------------------
Willard N. Archie                       Director

*
-----------------------------
Carson E. Beadle                        Director

*
-----------------------------
James R. Elsesser                       Director

*
-----------------------------
Stanley Goldstein                       Director

*
-----------------------------
David D. Holbrook                       Director

*
-----------------------------
Richard A. Liddy                        Director


/s/WILLIAM C. THATER
-----------------------------                                         10/8/99
William C. Thater                       Director





SIGNATURE                                    TITLE                    DATE

*
-----------------------------
H. Edwin Trusheim                       Director

*
-----------------------------
Virginia V. Weldon                      Director

*
-----------------------------
Ted C. Wetterau                         Director

*
-----------------------------
Bernard H Wolzenski                     Director

*
-----------------------------
A. Greig Woodring                       Director

By /s/WILLIAM C. THATER
  --------------------------
    William C. Thater


* Original powers of attorney authorizing William C. Thater to sign the Registration Statement and amendments thereto on behalf of the Directors of Security Equity Life Insurance Company are on file with the SEC.